Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (58,990)	$ (57,429)	$ 36,262
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	13,437	11,021	10,838
Allowance for expected credit losses	245	697	1,718
Recovery of related party receivable		(50)	(335)
Provision for obsolete and excess inventory	3,400	9,537	8,274
Stock-based compensation	33,660	33,939	6,285
Impairment of equity method investment		2,281
Loss from equity method investment			7,374
Gain from sales of investment	(6,835)	(1,669)
Change in fair value of warrant liabilities	(11)	(1,063)	(61)
Loss on disposal of property and equipment	180	431	83
Gain from disposal of subsidiary			(2,043)
Unrealized loss on marketable securities	4	55	101
Deferred income taxes	(679)	12,499	(12,698)
Changes in operating assets and liabilities:
Accounts receivable	2,758	(21,969)	788
Inventories	16,781	78,766	(70,830)
Prepaid expenses	3,583	905	(2,152)
Other assets	7,086	9,982	(50,919)
Accounts payable	(898)	(14,063)	(20,072)
Accrued liabilities and other liabilities	(12,063)	(34,449)	41,547
Deferred revenue	(5,497)	(8,941)	(7,443)
Dues from affiliate			(3)
Net cash provided by (used in) operating activities	(3,839)	20,480	(53,286)
Cash flows from investing activities:
Payments to acquire property and equipment	(30,265)	(9,190)	(13,839)
Proceeds on disposal of property and equipment	176	1	1
Proceeds from sale of investment	15,835	5,419
Net cash used in investing activities	(14,254)	(3,770)	(13,838)
Cash flows from financing activities:
Borrowings under line of credit	66,502	46,188	787
Repayments under line of credit	(65,098)	(45,742)
Repayments of long-term debt	(264)	(274)	(285)
Cash received from common control asset transaction			11,426
Proceeds from exercise of warrants			538
Proceeds from exercise of stock options	1,194	2,890	270
Payments for employee taxes related to stock compensation	(774)	(1,514)
Net cash provided by financing activities	1,560	1,548	12,736
Foreign currency effect on cash, cash equivalents and restricted cash	(499)	918	972
Net increase (decrease) in cash, cash equivalents and restricted cash	(17,032)	19,176	(53,416)
Cash, cash equivalents and restricted cash:
Beginning of period	123,506	104,330	157,746
End of period	106,474	123,506	104,330
Supplemental disclosures of cash flow information:
Cash paid for interest	1,265	558	268
Cash paid for income taxes	342	4,963	6,374
Supplemental schedule of noncash investing activities
Cashless exercise of stock options		723	677
ROU assets exchanged for lease liabilities	$ 18,861	$ 7,517	$ 60,672